Summary of Capitalized Costs Relating to Oil and Natural Gas Producing Activities (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of Capitalized Costs Relating to Oil and Natural Gas Producing Activities
Proved oil and natural gas properties	$ 58,040,724	$ 23,051,904	$ 6,597,433
Office equipments	257,911	175,106	11,133
Total capitalized costs	58,298,635	23,227,010	6,608,566
Accumulated depletion, depreciation and amortization Capitalized Costs	(2,880,253)	(596,162)	(89,376)
Net Capitalized Costs	$ 55,418,382	$ 22,630,848	$ 6,519,190